STOCK OPTIONS (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share Based Compensation Non Vested Awards Weighted Average Period For Total Compensation Cost To Be Recognized			6 months
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 100,000		$ 100,000
Share-based Compensation Arrangement, Options, Issued to Non Employee Directors	38,000	38,000	1,335,972	1,094,658
Share Based Compensation Arrangement Options Issued To Employees And Non Employee Directors Weighted Average Price			$ 0.84	$ 0.99
Share-based Compensation Arrangement, Options, Issued to Consultants	297,370	89,041	180,023	3,100
Share Based Compensation Arrangement Options Issued To Consultants Weighted Average Price			$ 0.75	$ 1.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0		0	70,000
Proceeds from Stock Options Exercised				35,000
Share Based Compensation Arrangement Options Issued to Employee Directors	1,948,902	1,221,972
Allocated Share-based Compensation Expense, Total	1,069,000	1,077,000
Stock Granted, Value, Share-based Compensation, Gross			$ 962,000	$ 958,000
Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			2,996,972
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			3,003,028
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	6,000,000
Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,000,000		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			3,363,651
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			2,776,349
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			not less than 20% per year
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period Description			period of not more than five years
Share Based Compensation Arrangement By Share Based Payment Award Assumptions Expected Term 1			10 years